Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 6	$ 7	$ 13	$ 14
Interest cost	34	32	68	63
Expected return on assets	(38)	(41)	(76)	(82)
Amortization of:
Actuarial loss (gain)	17	19	33	39
Net periodic benefit cost	19	17	38	34
Health Care [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2	4	4
Interest cost	13	12	26	23
Expected return on assets	(3)	(2)	(4)	(3)
Amortization of:
Prior service credit	(3)	(3)	(6)	(6)
Actuarial loss (gain)	2	6	3	11
Net periodic benefit cost	11	15	23	29
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	5	4	9	8
Interest cost	1	3	5	6
Amortization of:
Prior service credit	1		1
Actuarial loss (gain)		(1)		(2)
Net periodic benefit cost	$ 7	$ 6	$ 15	$ 12